TAXATION - Current and deferred components (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
TAXATION
Current income tax expenses (benefits)	¥ (145)	$ (23)	¥ 466	¥ 1,364
Total income tax expenses (benefits)	¥ (145)	$ (23)	¥ 466	¥ 1,364